Discontinued Operations - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	May 15, 2016	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.01	$ 0.01
Depreciation				$ 923.8	$ 855.9	$ 848.9
Finite-Lived Intangible Assets, Amortization Expense				300.8	$ 234.0	212.4
Secured Debt [Member] | Capital Lease Obligations [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Long-term Debt				$ 171.0
Specialty Chemicals Business [Member] | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Outstanding common stock percentage distributed	100.00%
Common Stock, Par or Stated Value Per Share	$ 0.01
Borrowing in Contemplation of Separation of Business	$ 500.0
Trust Funded By Company and Assumed by Ingevity to Secure the Principal Payment of Capital Lease Upon Maturity	68.9
Long-Term Asset for the Estimated Fair Value of Principal and Interest Payments on Capital Lease Obligation Assumed By Ingevity	108.2
Costs Associated with the Closure of Brazil Facility and Other Severance and Stock-Based Compensation Expenses						10.0
Goodwill, Impairment Loss			$ 478.3
Depreciation						30.4
Finite-Lived Intangible Assets, Amortization Expense						$ 26.8
Specialty Chemicals Business [Member] | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Customer Lists [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)		$ 101.1
Specialty Chemicals Business [Member] | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Secured Debt [Member] | Capital Lease Obligations [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Long-term Debt	$ 80.0
Debt Instrument, Interest Rate, Effective Percentage	7.67%